Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt
Long-Term Debt

Note 10. Long-Term Debt

On May 31, 2017, Elutia entered into a $12 million term loan facility (the “MidCap Loan Facility”) and an $8.0 million asset-backed revolving line of credit (the “MidCap Credit Facility”), under which the Company’s borrowing capacity was limited by certain qualifying assets, with a financial institution (the “May 2017 Financing”). The MidCap Loan Facility was amended in December 2017, February 2018 and July 2019 (all amendments being considered modifications) such that an additional $1.5 million, $3.0 million, and $3.5 million, respectively were received by the Company bringing the total aggregate principal amount outstanding under the MidCap Loan Facility to $20 million. The borrowings under the MidCap Loan Facility and the MidCap Credit Facility were fully repaid with a portion of the proceeds from the SWK Loan Facility (as defined below) as more fully described below.

On August 10, 2022 (the “Closing Date”), the Company entered into a senior secured term loan facility with SWK Funding LLC, as agent, and other lenders party thereto (the “SWK Loan Facility”) for an aggregate principal amount of $25 million. An initial draw of $21 million drawn was made on the Closing Date with the additional $4 million drawn on December 14, 2022 upon satisfaction of the amended terms enabling such receipt. The SWK Loan Facility also allows for the establishment of a separate, new asset-based revolving loan facility of up to $8 million, which had not been entered into as of December 31, 2022.  The SWK Loan Facility matures on August 10, 2027 and accrues interest, payable quarterly in arrears. Principal amortization of the SWK Loan Facility starts on November 15, 2024, which amortization may be extended to November 17, 2025 if certain conditions have been satisfied. Principal payments during the amortization period will be limited based on revenue-based caps. As of December 31, 2022, quarterly principal payments are scheduled to begin on November 15, 2024, in an amount equal to 5% of the Initial Term Loan with the balance paid at maturity. The SWK Loan Facility also includes both revenue and liquidity covenants, restrictions as to payment of dividends, and is secured by all assets of the Company, subject to certain customary exceptions. As of December 31, 2022, Elutia was in compliance with its financial covenants under the agreement governing the SWK Loan Facility (the “SWK Loan Facility Agreement”).

All of the SWK Loan Facility borrowings take the form of Secured Overnight Financing Rate (“SOFR”) loans and bear interest at a rate per annum equal to the sum of an applicable margin of (i) 7.75% and the “Term SOFR Rate” (based upon an interest period of 3 months), or (ii) if the Company has elected the PIK Interest option (as defined below), 4.75% and the “Term SOFR Rate.” The Company may elect a portion of the interest due, to be paid in-kind at a rate per annum of 4.5% (“PIK Interest”), and such election may be made (x) until November 15, 2024 if the conditions to draw the Additional Term Loan have not been met, or (y) if such conditions to draw the Additional Term Loan have been satisfied, until November 17, 2025. The “Term SOFR Rate” is subject to a floor of 2.75%. The agreement governing the SWK Loan Facility also includes an exit fee equal to 6.5% of the aggregate principal amount funded prior to termination and prepayment penalties equal to: (i) if such prepayment occurs prior to the first anniversary of the Closing Date, 2% of  the aggregate principal amount funded prior to the termination plus remaining unpaid interest payments scheduled to be paid during the first year of the loan or (ii) if such prepayment occurs after the first anniversary of the Closing Date but prior to the second anniversary of the Closing Date, 2% of the aggregate principal amount funded prior to the termination. The weighted average interest rate on the SWK Loan Facility was 12.6% for the period from August 10, 2022 through December 31, 2022.

On August 10, 2022, the Company issued to SWK Funding LLC a warrant (the “Warrant”) to purchase, in the aggregate, up to 187,969 shares of Class A common stock of the Company, $0.001 par value per share at an exercise price of $6.65 per share. The Warrant is immediately exercisable for up to 187,969 shares of Class A common stock from time to time on or after the Closing Date.  The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrant are subject to adjustment in the event of stock dividends, stock splits and certain other events affecting the Class A common stock. Unless earlier exercised or terminated in accordance with its terms, the Warrant will expire on the seventh anniversary of the Closing Date. Upon issuance, the Company valued the Warrant at approximately $0.6 million using the Black-Scholes model. The recognition of the Warrant as well as deferred financing costs of approximately $0.5 million incurred in securing the SWK Loan Facility served to reduce the recorded value of the associated debt. The debt discount and deferred financing costs will be recognized as interest expense through the maturity of the loan.

The Company used $16 million of the proceeds of the SWK Loan Facility to repay all outstanding obligations on the MidCap Loan Facility and MidCap Credit Facility. Such payment included (i) $12.8 million to repay all outstanding principal and accrued interest on the MidCap Loan Facility, (ii) $1.7 million to pay the prepayment and exit fees on the MidCap Loan Facility and (iii) $1.5 million to repay the outstanding balance, accrued interest and exit fees on the MidCap Credit Facility. The prepayment fees, payment of unaccrued exit fees and the write-off of unamortized deferred financing costs resulted in a loss to the Company of approximately $1.2 million which has been recorded as other income, net in the accompanying consolidated statements of operations for the year ended December 31, 2022.

The SWK Loan Facility Agreement requires certain mandatory prepayments, subject to certain exceptions, with: (1) 100% of any net casualty proceeds in excess of $250,000 and (2) for non-ordinary course asset sales, an amount equal to the difference between (x) the proportion of divested gross profit (as defined in the SWK Loan Facility Agreement) to the Company’s total gross profit (as defined in the SWK Loan Facility Agreement) multiplied by the outstanding loans under the SWK Loan Facility and (y) the difference between $1,000,000 and the aggregate sale proceeds of any assets previously sold during the fiscal year. No such mandatory prepayments were required during the year ended December 31, 2022.; however, the closing of the divestiture of the Orthobiologics Business on November 8, 2023 triggered the mandatory prepayment of $4.0 million. Of such amount, $2.0 million was paid shortly after closing of the divestiture of the Orthobiologics Business and the remainder is to be paid by the earlier of (i) February 15, 2024 or (ii) two business days following written request by SWK based on mutual agreement between the parties.

Borrowings under the MidCap Loan Facility, as amended, bore interest at a rate per annum equal to the sum of  (x) the greater of  (i) 2.25% and (ii) the applicable London Interbank Offered Rate for U.S. dollar deposits divided by 1.00 minus the maximum effective reserve percentage for Eurocurrency funding (“LIBOR”) plus (y) 7.25%. The weighted average interest rate on MidCap Loan Facility was 9.5% from January 1, 2022 through August 10, 2022 (the “Repayment Date”) and for the year ended December 31, 2021.

Borrowings under the MidCap Credit Facility bore interest at a rate per annum equal to the sum of  (x) the greater of  (i) 2.25% and (ii) LIBOR plus (y) 4.95%. The weighted average interest rate on MidCap Credit Facility was 7.2% from January 1, 2022 through the Repayment Date and  for the year ended December 31, 2021.

During 2017, the Company restructured certain of its liabilities with a tissue supplier and entered into an unsecured promissory note totaling $2.1 million. The note bears interest at 5% and includes quarterly interest-only payments in 2017 and quarterly interest and principal payments from March 31, 2018 through August 31, 2021. The Company used $1.4 million of the proceeds from the SWK Loan Facility to repay the remaining balance on the promissory note; however the accrued interest on the promissory note was forgiven by the lender. Such forgiveness resulted in a gain to the Company of approximately $0.4 million which has been recorded as other income, net in the accompanying consolidated statements of operations for the year ended December 31, 2022.

In May 2020, Elutia entered into a promissory note with Silicon Valley Bank that provided for the receipt by the Company of loan proceeds totaling approximately $3.0 million (the “PPP Loan”) pursuant to the Paycheck Protection

Program under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). In September 2021, Elutia was notified by the U.S. Small Business Administration that the entire balance of the Company’s PPP Loan and all related accrued interest was forgiven. Such forgiveness resulted in a gain to the Company of approximately $3.0 million which has been recorded as other income, net in the accompanying consolidated statements of operations for the year ended December 31, 2021.

As of December 31, 2022, the contractual maturities of the long-term debt are as follows (in thousands):

Years ending December 31,	Term Loan
2023	$—
2024	1,263
2025	5,051
2026	5,051
2027	13,890
Total	25,255
Debt Discount	(562)
Deferred Financing Costs	(433)
Total, net	24,260
Current Portion	—
Long-term Debt	$24,260

The fair value of all debt instruments, which is based on inputs considered to be Level 2 under the fair value hierarchy, approximates the respective carrying values as of December 31, 2022 and 2021.